Longleaf Partners Fund
Portfolio of Investments
September 30, 2021
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Air Freight & Logistics
FedEx Corporation	372,006	$ 81,577,196	4.6%
Capital Markets
Affiliated Managers Group, Inc.	737,271	111,394,275	6.3
Construction Materials
Holcim Ltd (Switzerland)	1,492,787	71,968,048	4.1
Diversified Telecommunication Services
Lumen Technologies, Inc.	15,615,282	193,473,344	11.0
Hotels, Restaurants & Leisure
Hyatt Hotels Corporation - Class A*	1,189,282	91,693,642	5.3
MGM Resorts International	2,286,705	98,671,321	5.6
		190,364,963	10.9
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	11,564,500	77,148,287	4.4
General Electric Company	797,407	82,156,843	4.7
		159,305,130	9.1
Insurance
Fairfax Financial Holdings Limited (Canada)	224,977	90,820,298	5.2
Interactive Media & Services
IAC/InterActiveCorp*	548,053	71,405,825	4.1
Leisure Products
Mattel, Inc.*	5,688,794	105,584,017	6.0
Machinery
CNH Industrial N.V. (Netherlands)	5,064,438	85,128,449	4.9
Media
Comcast Corporation - Class A	1,100,549	61,553,706	3.5
Discovery Communications, Inc. - Class C*	3,286,894	79,772,917	4.6
		141,326,623	8.1
Oil, Gas & Consumable Fuels
CNX Resources Corporation*	6,723,090	84,845,396	4.8
The Williams Companies, Inc.	2,911,643	75,528,019	4.3
		160,373,415	9.1
Real Estate Investment Trusts (REITs)
Douglas Emmett, Inc.	2,827,624	89,381,195	5.1
Total Common Stocks (Cost $1,386,209,746)		1,552,102,778	88.5
	Principal Amount
Short-Term Obligations
Repurchase agreement with State Street Bank, 0.00%, dated 09/30/21, due 10/01/21, Repurchase price $200,146,000 (Collateral: $204,148,972 U.S. Treasury Bonds, 1.375% - 3.625% due 2/15/44 to 8/15/44, Par $148,357,800) (Cost $200,146,000)	200,146,000	200,146,000	11.4
Total Investments (Cost $1,586,355,746)		1,752,248,778	99.9
Other Assets (Liabilities), Net		1,435,521	0.1
Net Assets		$1,753,684,299	100.0%

*	Non-income producing security.
Note: Companies headquartered outside the U.S. represent 18.6% of net assets.
0

continued
See Notes to Portfolio of Investments.

Longleaf Partners Small-Cap Fund
Portfolio of Investments
September 30, 2021
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Biotechnology
Idorsia Ltd* (Switzerland)	2,516,860	$ 60,681,839	3.3%
Capital Markets
Lazard Ltd - Class A(a)	1,961,547	89,838,853	4.8
Chemicals
LANXESS AG (Germany)	1,166,974	79,186,355	4.2
Diversified Consumer Services
Graham Holdings Company - Class B	154,951	91,290,931	4.9
Diversified Telecommunication Services
Lumen Technologies, Inc.	19,116,776	236,856,855	12.7
Entertainment
Liberty Braves Group - Series A*	95,304	2,564,631	0.1
Liberty Braves Group - Series C*	3,432,031	90,674,259	4.9
Madison Square Garden Sports Corp. - Class A*	563,557	104,793,424	5.6
		198,032,314	10.6
Food & Staples Retailing
Ingles Markets, Incorporated - Class A	120,413	7,950,870	0.4
Food Products
Gruma, S.A.B. DE C.V. (Mexico)	8,114,688	92,753,893	5.0
Hotels, Restaurants & Leisure
Hyatt Hotels Corporation - Class A*	1,153,382	88,925,752	4.8
Insurance
RenaissanceRe Holdings Ltd.	622,319	86,751,269	4.6
Leisure Products
Mattel, Inc.*	6,269,977	116,370,773	6.2
Oil, Gas & Consumable Fuels
CNX Resources Corporation*(b)	8,099,112	102,210,793	5.5
Real Estate Investment Trusts (REITs)
Empire State Realty Trust, Inc.(b)	10,274,803	103,056,274	5.5
Real Estate Management & Development
Realogy Holdings Corp.*(b)	7,975,208	139,885,148	7.5
Total Common Stocks (Cost $1,304,361,629)		1,493,791,919	80.0
Preferred Stock
Technology Hardware, Storage & Peripherals
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%(b)(c)(d) (Cost $95,452,160)	932,150	87,156,025	4.7
	Principal Amount
Short-Term Obligations
Repurchase agreement with State Street Bank, 0.00%, dated 09/30/21, due 10/01/21, Repurchase price $287,589,000 (Collateral: $293,340,855 U.S. Treasury Bonds, 3.125% - 3.75% due 11/15/41 to 2/15/44, Par $226,029,100) (Cost $287,589,000)	287,589,000	287,589,000	15.4
Total Investments (Cost $1,687,402,789)		1,868,536,944	100.1
Other Assets (Liabilities), Net		(1,178,296)	(0.1)
Net Assets		$1,867,358,648	100.0%

continued

*	Non-income producing security.
(a)	Master Limited Partnership
(b)	Affiliated issuer during the period. See Note 3.
(c)	Investment categorized as Level 3 in fair value hierarchy. See Note 4.
(d)	These shares were acquired directly from the issuer in a private placement on February 26, 2021 with a total cost at September 30, 2021 of $95,452,160. They are considered restricted securities under the Securities Act of 1933(the "33 Act"). These shares may be sold only if registered under the 33 Act or an exemption is available. The issuer has filed with the SEC a registration statement on Form S-3 providing for the potential resale on an ongoing basis under 33 Act Rule 415 of Common Stock issuable upon conversion of the Series B Preferred Stock, subject to certain terms of a Registration Rights Agreement with the issuer. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued using procedures adopted by the Board of Trustees (See Note 2).
Note: Companies headquartered outside the U.S. represent 12.5% of net assets.
See Notes to Portfolio of Investments.

Longleaf Partners International Fund
Portfolio of Investments
September 30, 2021
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Capital Markets
Lazard Ltd - Class A(a) (United States)	1,499,630	$ 68,683,054	5.1%
Chemicals
LANXESS AG (Germany)	975,451	66,190,343	4.9
Construction Materials
Holcim Ltd (Switzerland)	1,010,480	48,715,773	3.6
Diversified Financial Services
EXOR N.V. (Netherlands)	1,421,248	119,267,244	8.9
Food Products
Glanbia plc (Ireland)	5,241,505	86,458,122	6.5
Gruma, S.A.B. DE C.V. (Mexico)	5,556,769	63,515,930	4.7
Premier Foods plc (United Kingdom)	26,139,088	41,066,295	3.1
WH Group Limited (Hong Kong)	45,548,022	32,432,387	2.4
		223,472,734	16.7
Hotels, Restaurants & Leisure
Accor S.A.* (France)	1,757,417	62,664,628	4.7
Domino's Pizza Group PLC (United Kingdom)	12,817,960	68,427,382	5.1
Jollibee Foods Corporation (Philippines)	9,660,860	38,825,256	2.9
Melco International Development Limited* (Hong Kong)	51,874,700	61,108,159	4.5
		231,025,425	17.2
Household Durables
Gree Electric Appliances, Inc. of Zhuhai (China)	9,812,446	58,592,035	4.4
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	8,336,000	55,610,543	4.1
Insurance
Fairfax Financial Holdings Limited (Canada)	155,162	62,636,888	4.7
Internet & Direct Marketing Retail
Alibaba Group Holding* (China)	163,500	3,027,029	0.2
Alibaba Group Holding ADR* (China)	263,506	39,012,063	2.9
Prosus N.V. (Netherlands)	766,590	61,358,679	4.6
		103,397,771	7.7
Professional Services
Applus Services, S.A. (Spain)	4,467,004	42,584,934	3.2
Real Estate Management & Development
CK Asset Holdings Limited (Hong Kong)	6,777,000	39,101,763	2.9
Great Eagle Holdings Limited (Hong Kong)	7,799,840	21,377,940	1.6
		60,479,703	4.5
Textiles, Apparel & Luxury Goods
Compagnie Financiere Richemont SA (Switzerland)	587,579	60,921,437	4.5
Wireless Telecommunication Services
Millicom International Cellular S.A.* (Sweden)	1,690,264	61,216,130	4.6
Total Common Stocks (Cost $1,121,524,080)		1,262,794,014	94.1
Warrants
Textiles, Apparel & Luxury Goods
Compagnie Financiere Richemont SA Warrants, exercise price $71.89, 11/22/23* (Switzerland) (Cost $0)	1,311,288	619,096	0.0
	Notional Amount
Options Purchased
Currency
Hong Kong Dollar Put, 3/25/22, with BNP Paribas, Strike Price $7.80 (Cost $658,750)	155,000,000	248,000	0.0

continued
	Principal Amount	Value	% of Net Assets
Short-Term Obligations
Repurchase agreement with State Street Bank, 0.00%, dated 09/30/21, due 10/01/21, Repurchase price $80,235,000 (Collateral: $81,839,717 U.S. Treasury Bond, 3.13% due 08/15/44, Par $68,139,900) (Cost $80,235,000)	80,235,000	$ 80,235,000	6.0%
Total Investments (Cost $1,202,417,830)		1,343,896,110	100.1
Other Assets (Liabilities), Net		(1,632,026)	(0.1)
Net Assets		$1,342,264,084	100.0%

*	Non-income producing security.
(a)	Master Limited Partnership

Country Weightings
Net Assets
Hong Kong	15.5%
Netherlands	13.5
United Kingdom	8.2
Switzerland	8.1
China	7.5
Ireland	6.5
United States	5.1
Germany	4.9
Canada	4.7
Mexico	4.7
France	4.7
Sweden	4.6
Spain	3.2
Philippines	2.9
Cash & Other	5.9
100.0%
See Notes to Portfolio of Investments.

Longleaf Partners Global Fund
Portfolio of Investments
September 30, 2021
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Air Freight & Logistics
FedEx Corporation (United States)	74,164	$ 16,263,424	4.6%
Capital Markets
Affiliated Managers Group, Inc. (United States)	62,900	9,503,561	2.7
Credit Suisse Group AG (Switzerland)	1,265,004	12,493,512	3.6
		21,997,073	6.3
Construction & Engineering
Ferrovial S.A. (Spain)	194,986	5,691,385	1.6
Construction Materials
Holcim Ltd (Swiss Exchange) (Switzerland)	107,042	5,157,820	1.5
Holcim Ltd (French Exchange) (Switzerland)	175,293	8,450,968	2.4
		13,608,788	3.9
Diversified Financial Services
EXOR N.V. (Netherlands)	428,992	35,999,835	10.2
Diversified Telecommunication Services
Lumen Technologies, Inc. (United States)	3,122,154	38,683,488	11.0
Food Products
WH Group Limited (Hong Kong)	5,943,436	4,232,013	1.2
Hotels, Restaurants & Leisure
Accor S.A.* (France)	264,665	9,437,222	2.7
Hyatt Hotels Corporation - Class A* (United States)	125,083	9,643,899	2.7
Melco International Development Limited* (Hong Kong)	10,018,388	11,801,615	3.4
MGM Resorts International (United States)	349,035	15,060,860	4.3
		45,943,596	13.1
Household Durables
Gree Electric Appliances, Inc. of Zhuhai (China)	1,026,592	6,129,982	1.7
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	2,835,529	18,916,184	5.4
General Electric Company (United States)	160,548	16,541,260	4.7
		35,457,444	10.1
Insurance
Fairfax Financial Holdings Limited (Canada)	39,691	16,022,742	4.6
Interactive Media & Services
IAC/InterActiveCorp* (United States)	108,335	14,114,967	4.0
Internet & Direct Marketing Retail
Prosus N.V. (Netherlands)	257,633	20,621,219	5.9
Media
Comcast Corporation - Class A (United States)	155,401	8,691,578	2.5
Discovery Communications, Inc. - Class C* (United States)	660,992	16,042,276	4.5
		24,733,854	7.0
Oil, Gas & Consumable Fuels
CNX Resources Corporation* (United States)	1,353,650	17,083,063	4.9
The Williams Companies, Inc. (United States)	587,732	15,245,768	4.3
		32,328,831	9.2
Wireless Telecommunication Services
Millicom International Cellular S.A.* (Sweden)	454,496	16,460,438	4.7
Total Common Stocks (Cost $314,460,992)		348,289,079	99.1
	Notional Amount
Options Purchased
Currency
Hong Kong Dollar Put, 3/25/22, with BNP Paribas, Strike Price $7.80 (Cost $80,750)	19,000,000	30,400	0.0

continued
	Principal Amount	Value	% of Net Assets
Short-Term Obligations
Repurchase agreement with State Street Bank, 0.00%, dated 09/30/21, due 10/01/21, Repurchase price $3,546,000 (Collateral: $3,616,975 U.S. Treasury Bond, 3.13% due 08/15/44, Par $3,011,500) (Cost $3,546,000)	3,546,000	$ 3,546,000	1.0%
Total Investments (Cost $318,087,742)		351,865,479	100.1
Other Assets (Liabilities), Net		(218,162)	(0.1)
Net Assets		$351,647,317	100.0%

*	Non-income producing security.

Country Weightings
Net Assets
United States	50.2%
Netherlands	16.1
Hong Kong	10.0
Switzerland	7.5
Sweden	4.7
Canada	4.6
France	2.7
China	1.7
Spain	1.6
Cash & Other	0.9
100.0%
See Notes to Portfolio of Investments.

Notes to Portfolios of Investments
(Unaudited)
1.    Organization
Longleaf Partners Fund, Longleaf Partners Small-Cap Fund, Longleaf Partners International Fund, and Longleaf Partners Global Fund (the “Funds”) are non-diversified and each is a series of Longleaf Partners Funds Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.
2.    Significant Accounting Policies
The Funds follow the accounting and reporting guidance in FASB Accounting Standards Codification 946.
Management Estimates
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”); these principles may require the use of estimates by Fund management. Actual results could differ from those estimates.
Security Valuation
The following is a description of the valuation techniques applied to the Funds’ investments (see also Note 4. Fair Value Measurements).
Portfolio securities listed or traded on a securities exchange (U.S. or foreign), on the NASDAQ national market, or any representative quotation system providing same day publication of actual prices, are valued at the last sale price, and categorized as Level 1 of the fair value hierarchy. If there are no transactions in the security that day, securities are valued at the midpoint between the closing bid and ask prices or, if there are no such prices, the prior day’s close, and categorized as Level 2.
In the case of bonds and other fixed income securities, valuations are furnished by a pricing service which takes into account factors in addition to quoted prices (such as trading characteristics, yield, quality, coupon rate, maturity, type of issue, and other market data relating to the priced security or other similar securities) where taking such factors into account would lead to a more accurate reflection of the fair market value of such securities. Such securities are categorized as Level 2.
When market quotations are not readily available, valuations of portfolio securities are determined in accordance with procedures established by and under the general supervision of the Funds’ Board of Trustees (the "Board"). In determining fair value, the Board considers relevant qualitative and quantitative information including news regarding significant market or security specific events. The Board may also utilize a service provided by an independent third party to assist in fair valuation of certain securities. These factors are subject to change over time and are reviewed periodically. Because the utilization of fair value depends on market activity, the frequency with which fair valuation may be used cannot be predicted. Estimated values may differ from the values that would have been used had a ready market for the investment existed. Such securities are categorized as either Level 2 or 3.
Repurchase agreements are valued at cost which, combined with accrued interest, approximates market value. Short-term U.S. Government obligations purchased with a remaining maturity of more than 60 days are valued through pricing obtained through pricing services approved by the Funds’ Trustees. Obligations purchased with a remaining maturity of 60 days or less or existing positions that have less than 60 days to maturity generally are valued at amortized cost, which approximates market value. However, if amortized cost is deemed not to reflect fair value, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Such securities are categorized as Level 2.

The Funds determine net asset values (“NAVs”) once a day, at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually at 4:00 p.m. Eastern time) on days the Exchange is open for business. The Exchange is closed for specified national holidays and on weekends. Foreign securities are generally priced at the latest market close in the foreign market, which may be at different times or days than the close of the Exchange. If country specific (i.e. natural disaster, economic or political developments), issuer specific (i.e. earnings report, merger announcement), or U.S. markets-specific (i.e. significant movement in U.S. markets that would likely affect the value of foreign securities) events occur which could materially affect the NAV between the close of the foreign market and normal pricing at the close of the Exchange, foreign securities may be fair valued by the Board using observable data (i.e. trading in depository receipts) or using an external pricing service approved by the Board. The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. Such securities are categorized as Level 2.
Security Transactions
For financial reporting purposes, the Funds record security transactions on trade date.
Federal Income Taxes
The tax basis unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of September 30, 2021 were as follows:
	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Gross unrealized appreciation	$299,650,300	$223,219,980	$254,398,962	$56,467,556
Gross unrealized depreciation	(151,684,805)	(47,464,610)	(112,920,682)	(23,768,366)
Net unrealized appreciation	$147,965,495	$175,755,370	$141,478,280	$32,699,190
Cost for federal income tax purposes	$1,604,283,283	$1,692,781,574	$1,202,417,830	$319,166,289
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of each transaction. The market values of investment securities, assets and liabilities are translated into U.S. dollars daily. The Funds do not isolate the portion of net realized and unrealized gains or losses in security investments which are attributable to changes in foreign exchange rates. Accordingly, the impact of such changes is included in the realized and unrealized gains or losses on the underlying securities.
Repurchase Agreements
The Funds may engage in repurchase agreement transactions. The Fixed Income Clearing Corporation (“FICC”) sells U.S. government or agency securities to each Fund under agreements to repurchase these securities at a stated repurchase price including interest for the term of the agreement, which is usually overnight or over a weekend. Each Fund, through FICC, receives delivery of the underlying U.S. government or agency securities as collateral, whose market value is required to be at least equal to the repurchase price. If FICC becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.
Options
The Funds may purchase and sell (“write”) call and put options on various instruments including securities to gain long or short exposure to the underlying instruments. An option contract gives the buyer the right, but not the obligation, to buy(call) or sell(put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. The cost of purchased options that expire unexercised are treated, on expiration date, as realized losses on investments.
The market value of an exchange traded option is the last sales price, and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) options are valued at the mean of their closing bid and ask prices supplied by the counterparty in accordance with fair value procedures established by and under the general supervision of the Funds’ Trustees, and are categorized in Level 2 of the fair value hierarchy.
Risk of Options
Gains on investment in options may depend on correctly predicting the market value direction of the underlying security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position and a Fund may experience losses as a result of such illiquidity. Listed options involve minimal counter-party risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing OTC options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.
Forward Currency Contracts
The Funds may use forward currency contracts for hedging purposes to offset currency exposure in portfolio holdings. Forward currency contracts are commitments to purchase or sell a foreign currency at a future maturity date at a prespecified price. The resulting obligation is marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service, and are categorized in Level 2 of the fair value hierarchy. An unrealized gain or loss is recorded for the difference between the contract opening value and its current value. When a contract is closed or delivery is taken, this gain or loss is realized. For federal tax purposes, gain or loss on open forward contracts in qualifying currencies are treated as realized and are subject to distribution at our excise tax year-end date.
Risk of Forward Currency Contracts
Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies or, considered separately, may produce a loss. Not all foreign currencies can be effectively hedged; and the costs of hedging may outweigh the benefits. If our hedging strategy does not correlate well with market and currency movements, price volatility of the portfolio could increase. Where a liquid secondary market for forwards does not exist, the Funds may not be able to close their positions and in such an event, the loss is theoretically unlimited. In addition, the Funds could be exposed to risks if the counterparty to these contracts is unable to perform.
Counterparty Risk and Collateral
The Funds have entered into collateral agreements with counterparties to mitigate risk on OTC derivatives. Collateral is generally determined based on the net unrealized gain or loss with each counterparty, subject to minimum exposure amounts. Collateral, both pledged by and for the benefit of a Fund, is held in a segregated account at the Funds’ custodian bank and is comprised of assets specific to each agreement.

3.    Affiliated Issuer
Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock during all or part of the period. Affiliated companies during the period ended September 30, 2021 were as follows:
	Shares at 9/30/21	Value at 12/31/20	Purchases	Sales	Dividends/Interest	Net Realized Gain (Loss) 1/1/21 to 9/30/21	Net Unrealized Appreciation (Depreciation) 1/1/21 to 9/30/21	Value at 9/30/21
Small-Cap Fund
CNX Resources Corporation*(a)	8,099,112	$137,717,356	$—	$64,874,554	$—	$(36,255,850)	$65,623,841	$102,210,793
Eastman Kodak Company Convertible Preferred Stock – Series A 5.5%(a)(b)(d)	—	190,717,890	—	186,430,000	3,759,672	2,237,160	(6,525,050)	—
Eastman Kodak Convertible Preferred Stock - Series B 4.0% (b)(c)(d)	932,150	—	95,452,160	—	1,418,939	—	(8,296,135)	87,156,025
Empire State Realty Trust, Inc. Holdings Limited	10,274,803	121,081,060	—	29,983,697	719,236	(2,292,074)	14,250,985	103,056,274
Realogy Holdings Corp.*	7,975,208	112,889,308	—	11,818,365	—	(4,276,554)	43,090,759	139,885,148
		$562,405,614	$95,452,160	$293,106,616	$5,897,847	$(40,587,318)	$108,144,400	$432,308,240
*	Non-income producing security.
(a)	Not an affiliate at the end of the period.
(b)	Restricted security, see Portfolio of Investments for additional disclosures.
(c)	Investment categorized as Level 3 in fair value hierarchy. See Note 4.
(d)	$188.7 million of Eastman Kodak Company Convertible Preferred Stock - Series A 5.5% was exchanged for $95.5 million of Eastman Kodak Company Convertible Preferred Stock - Series B 4.0% and $93.2 million in cash.
4.    Fair Value Measurements
FASB ASC 820 established a single definition of fair value for financial reporting, created a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and required additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.
A summary of the inputs used in valuing the Funds’ investments at September 30, 2021 follows:
	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stocks - North America	$1,317,857,994	$—	$—	$1,317,857,994
Common Stocks - Other	71,968,048	162,276,736	—	234,244,784
Short-Term Obligations	—	200,146,000	—	200,146,000

	Level 1	Level 2	Level 3	Total Value
Partners Fund
	$1,389,826,042	$362,422,736	$—	$1,752,248,778

	Level 1	Level 2	Level 3	Total Value
Small-Cap Fund
Common Stocks - North America	$1,353,923,725	$—	$—	$1,353,923,725
Common Stocks - Other	79,186,355	60,681,839	—	139,868,194
Preferred Stock	—	—	87,156,025	87,156,025
Short-Term Obligations	—	287,589,000	—	287,589,000
	$1,433,110,080	$348,270,839	$87,156,025	$1,868,536,944

	Level 1	Level 2	Level 3	Total Value
International Fund
Common Stocks - North America	$126,152,818	$—	$—	$126,152,818
Common Stocks - Other	532,395,609	604,245,587	—	1,136,641,196
Warrants	619,096	—	—	619,096
Options Purchased	—	248,000	—	248,000
Short-Term Obligations	—	80,235,000	—	80,235,000
	$626,735,136	$717,160,974	$—	$1,343,896,110

	Level 1	Level 2	Level 3	Total Value
Global Fund
Common Stocks - North America	$192,896,886	$—	$—	$192,896,886
Common Stocks - Other	8,450,968	146,941,225	—	155,392,193
Options Purchased	—	30,400	—	30,400
Short-Term Obligations	—	3,546,000	—	3,546,000
	$201,347,854	$150,517,625	$—	$351,865,479
The following table provides quantitative information related to the significant unobservable inputs used to determine the value of Level 3 assets and the sensitivity of the valuations to changes in those significant unobservable inputs. These securities were valued by a third party specialist utilizing a binomial lattice pricing model (a type of the income approach), which includes an analysis of various factors and subjective assumptions, including the current common stock price, expected period until exercise, expected volatility of the common stock, expected dividends, risk-free rate, credit quality of the issuer, and common stock borrow cost. Because the Valuation Committee considers a variety of factors and inputs, both observable and unobservable, in determining fair values, the significant unobservable inputs presented below do not reflect all inputs significant to the fair value determination.
Fund	Investments in Securities	Fair Value (000s)	Valuation Technique	Unobservable Input	Value or Range of Input	Impact to Valuation from an Increase in Input*
Small-Cap Fund	Preferred Stock	$87,156	Bionomial Latice Pricing	Straight Debt Yield	16%	Decrease
				Expected Volatility	60%	Increase
*	Represents the directional change in the fair value that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in insolation could result in significantly higher or lower fair value.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of September 30, 2021:
Small-Cap Fund
Fair value at December 31, 2020	$190,717,890
Purchases	95,452,160
Sales	(186,430,000)
Change in unrealized depreciation	(14,821,185)
Realized Gain	2,237,160
Fair value at September 30, 2021	$87,156,025